Advantage Funds, Inc. (the "Registrant")

-Dreyfus Global Dynamic Bond Income Fund (the "Fund")

Class A, C, I and Y shares

Incorporated herein by reference is the supplement to the Fund's Summary Prospectus and Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 18, 2018 (SEC Accession No. 0000914775-18-000043).